COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 02, 2023
Notes and other explanatory information [abstract]
Payables to parexel in accounts payable and accrued liabilities	$ 1.5
Prepaid expenses and other receivables	$ 1.1
Service costs		$ 12.1